Share-based payment Arrangement - Summary of Share Compensation Expense Recognized (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Share Based Compensation Expense [line items]
Share compensation expense	₩ 158,596	₩ 157,750
SAPEON Inc. [member]
Disclosure Of Share Based Compensation Expense [line items]
Share compensation expense	2,957	₩ 2,555
Major share options transactions [member]
Disclosure Of Share Based Compensation Expense [line items]
Share compensation expense	846
Major share options transactions [member] | SAPEON Inc. [member]
Disclosure Of Share Based Compensation Expense [line items]
Share compensation expense	402
Events including and after reporting period [member]
Disclosure Of Share Based Compensation Expense [line items]
Share compensation expense	0
Events including and after reporting period [member] | SAPEON Inc. [member]
Disclosure Of Share Based Compensation Expense [line items]
Share compensation expense	₩ 0